Offerings	Aug. 20, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	9.750% Senior Notes Due 2029
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 103,320.00
Offering Note	Applies to offering lines 1 through 4. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 9.750% Senior Notes Due 2029
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Applies to offering lines 2 and 4. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each of the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	9.000% Senior Notes Due 2030
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700.00
Offering Note	Applies to offering lines 1 through 4. Represents the aggregate principal amount of the Registrant's 9.750% Senior Notes due 2029 and 9.000% Senior Notes due 2030 to be offered in the exchange offer to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 9.000% Senior Notes Due 2030
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Applies to offering lines 2 and 4. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each of the guarantees.